Significant accounting policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Jan. 31, 2018
Impact of new accounting pronouncements
Total assets		$ 43,458	$ 39,391	$ 44,441
Total liabilities		28,109		29,907
Deferred tax assets		162		79
Retained earnings		19,594		19,839
Accounting Standards Update 2014-09 | Cumulative effect of adoption
Impact of new accounting pronouncements
Total assets	$ 196
Total liabilities	196
Assets held for sale	50
Liabilities held for sale	50
Accounting Standards Update 2016-16
Impact of new accounting pronouncements
Deferred tax assets					$ (201)
Retained earnings					$ (201)
Accounting Standards Update 2017-07 | Adjustment
Impact of new accounting pronouncements
Net periodic defined benefits expense (Reversal of Expense), excluding service cost component		42	(38)
Discontinued operation, Net periodic defined benefits expense (Reversal of Expense), excluding service cost component		$ 9	$ 0
Accounting Standards Update 2016-01 | Adjustment
Impact of new accounting pronouncements
Net cumulative unrealized gains on available-for-sale equity securities	$ 9
Accounting Standards Update 2016-02 | Proforma Adjustment
Impact of new accounting pronouncements
Total assets				1,400
Total liabilities				1,400
Liabilities held for sale				$ 200